SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Share-Based Compensation Expense
The expenses of the share-based compensation are recognized on the financial statements of the Manager and are summarized in the following table:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUNE 30, (MILLIONS)	2024	2023	2024	2023
Expense arising from equity classified share-based payment transactions:
Management Share Option Plan	$1	$3	$5	$5
Escrowed Stock Plan	11	5	22	10
Restricted Stock Plan	3	1	4	3
	$15	$9	$31	$18

(Recovery) expense arising from cash-settled share-based payment transactions
Deferred Share Unit Plan	$(5)	$3	$17	$19
Restricted Share Unit Plan	—	2	5	8
	$(5)	$5	$22	$27